Operating Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Concentration Risk [Line Items]
Provision for doubtful accounts, net	$ 73	$ (19)	$ 214
Charge off provision for doubtful accounts		21	88
Allowances for doubtful accounts	$ 607	$ 534	$ 574	$ 447
10% or more of total net sales [Member] | VTech Telecommunications Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	16.50%	15.80%	13.00%
10% or more of total net sales [Member] | Loud Technologies, Inc. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.70%	11.70%
10% or more of total net sales [Member] | Lenbrook Industries Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		15.70%	11.10%
10% or more of total accounts receivable [Member] | VTech Telecommunications Ltd. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	26.10%	23.00%

[1]	Less than 10%